Provisions - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Beginning balance	$ 10,364	$ 9,555
Liabilities incurred	673	206
Acquisitions	1,242
Change in discount rate	515	(2,456)
Changes in estimates	565	3,661
Liabilities settled	(529)	(771)
Accretion	532	316
Asset disposals	(17)	62
Divestments	(757)
Reclassified to assets held for sale		(226)
Foreign exchange	5	17
Ending balance	12,593	10,364
Restructuring provision	275
Reversal of provision, third-party arrangement by product processor	117
Restructuring payments	113
Decommissioning and restoration provision
Provisions
Beginning balance	9,901	8,792
Liabilities incurred	212	114
Acquisitions	1,242
Change in discount rate	515	(2,456)
Changes in estimates	688	3,596
Liabilities settled	(390)	(314)
Accretion	532	316
Asset disposals	(17)	62
Divestments	(757)
Reclassified to assets held for sale		(226)
Foreign exchange	5	17
Ending balance	11,931	9,901
Total undiscounted amount of estimated future cash flows required	$ 23,500	$ 22,400
Weighted average credit adjusted risk free interest rate	5.20%	5.50%
Decommissioning and restoration provision settlement term	50 years
Royalties
Provisions
Beginning balance	$ 182	$ 222
Liabilities incurred	134	89
Changes in estimates		(4)
Liabilities settled	(26)	(125)
Ending balance	290	182
Other
Provisions
Beginning balance	281	541
Liabilities incurred	327	3
Changes in estimates	(123)	69
Liabilities settled	(113)	(332)
Ending balance	$ 372	$ 281